                                                                     Rule 497(e)
                                                                     R-33-16439


                         ROBERTSON STEPHENS INVESTMENT TRUST

                             FUND PROSPECTUS SUPPLEMENT
                      TO CLASS A PROSPECTUS DATED APRIL 1, 1997



COVER PAGE.  The following legend is added to the cover page of the
Prospectus:

    "SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OF AMERICA OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL."

EXPENSE SUMMARY: The Distribution Plan for the Contrarian Fund contemplates that the Fund may make payments under the Plan at the annual rate of up to 0.75% of the Fund's average daily net assets, although payments under the Plan are currently limited to the annual rate of 0.50% of the Fund's average daily net assets. The rate at which payments are made by the Fund under the Plan may be increased by the Trustees. Rule 12b-1 Expenses shown for the Contrarian Fund in the Expense Summary on page 2 of the Prospectus reflect payment by the Fund under the Distribution Plan at the annual rate of 0.75% of the Fund's average daily net assets.

SHORT SALES. The section of the Prospectus entitled "Short Sales," appearing on page 14, is amended by: (i) deleting the reference to the Global Low-Priced Stock Fund in the introductory parenthetical, and (ii) adding at the end of the section the following:

"The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 40% of the Fund's total assets, and its positions in short sales may have the effect of providing the Fund with investment leverage. To the extent the Fund enters into short sales on a substantial portion of its assets, the Fund will to that extent be exposed to the risks of short sales described above. For a description of the effects and the risks of investment leverage, see 'Borrowing and Leverage' in this Prospectus.

"Each of the other Funds may enter into short sales on securities with a value of up to 25% of the Fund's total assets. (The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes). A Fund's ability to engage in short sales may be limited by tax considerations."

MANAGEMENT OF THE FUNDS. The section of the Prospectus entitled "Management of the Funds," appearing on page 18, is amended by replacing the first two paragraphs of that section with the following:

"The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Robertson, Stephens & Company Investment Management, L.P. ('RSIM, L.P.'), 555 California Street, San Francisco, CA 94104, is the investment adviser for each of the Funds other than the Emerging Growth Fund. RSIM, L.P., a California partnership, was formed in 1993 and is a wholly owned indirect subsidiary of BankAmerica Corp. RSIM, L.P. and its affiliates in the Robertson Stephens group of companies have in excess of $4 billion under management in public and private investment funds. BankAmerica Corp. is a global financial services company with approximately $250 billion in assets and an equity capital base of approximately $20 billion.

"RS Investment Management, Inc. (formerly known as 'Robertson Stephens Investment Management, Inc.'), 555 California Street, San Francisco, CA 94104, is the investment advisor for the Emerging Growth Fund. RS Investment Management, Inc. ('RSIM, Inc.') commenced operations in March 1986 and is also a wholly owned indirect subsidiary of BankAmerica Corp."

THE FUNDS' DISTRIBUTOR.   Edgewood Services, Inc., Clearing Operations, P.O.
Box 897, Pittsburgh, Pennsylvania 15230-0897, is the distributor for the Funds. Any references in the Prospectus to Robertson, Stephens & Company LLC as the Funds' distributor should be read instead to refer to Edgewood Services, Inc. In addition, the first three paragraphs of the section of the Prospectus entitled "The Funds' Distributor" are replaced in their entirety with the following:

"Edgewood Services, Inc. ('Edgewood') is the principal underwriter of the Funds' shares. To compensate Edgewood for the services it provides and for the expenses it bears, each Fund makes payments to Edgewood under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Funds pay Edgewood compensation, accrued daily and paid monthly, at the annual rates of 0.50% of the Fund's average daily net assets, in the case of The Contrarian Fund, and 0.25% of the Fund's average daily net assets, in the case of each of the other Funds. (The Distribution Plan contemplates that the Contrarian Fund and the Developing Countries Fund may make payments at the annual rates of up to 0.75% and 0.50%, respectively, of their average daily net assets, although payments under the Plan by those Funds are currently limited to the annual rates of 0.50% and

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0.25%, respectively, of the Funds' average daily net assets.)   Edgewood may pay
brokers a commission expressed as a percentage of the purchase price of shares of the Funds.

"BancAmerica Robertson Stephens, an affiliate of RSIM, L.P. and RSIM, Inc., provides certain services to Edgewood in respect of the promotion of the shares of the Funds. In return for these services, Edgewood pays to BancAmerica Robertson Stephens substantially all of the payments received by Edgewood under the Distribution Plans. The telephone number of BancAmerica Robertson Stephens is 1-800-766-FUND."

BancAmerica Robertson Stephens may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940, which require periodic review of such transactions.

PORTFOLIO MANAGERS. Mr. Rod Berry has been named a co-portfolio manager of the Information Age Fund, Mr. John Seabern has been named a co-portfolio manager of the Diversified Growth Fund, and Mr. Rainerio Reyes has been named a co-portfolio manager of the MicroCap Growth Fund. Each has served on the management teams for those Funds since their inception.



JANUARY 2, 1998

                                                                     Rule 497(e)
                                                                     R-33-16439

                        ROBERTSON STEPHENS INVESTMENT TRUST


                            FUND PROSPECTUS SUPPLEMENT
                     TO CLASS C PROSPECTUS DATED APRIL 1, 1997

COVER PAGE.  The following legend is added to the cover page of the Prospectus:

"SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK OF AMERICA OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL."

SHORT SALES. The section of the Prospectus entitled "Short Sales," appearing on page 11, is amended by: (i) deleting the reference to the Global Low-Priced Stock Fund in the introductory parenthetical, and (ii) adding at the end of the section the following:

"The Contrarian Fund-TM- may enter into short sales on securities with a value of up to 40% of the Fund's total assets, and its positions in short sales may have the effect of providing the Fund with investment leverage. To the extent the Fund enters into short sales on a substantial portion of its assets, the Fund will to that extent be exposed to the risks of short sales described above. For a description of the effects and the risks of investment leverage, see 'Borrowing and Leverage' in this Prospectus.

"Each of the other Funds may enter into short sales on securities with a value of up to 25% of the Fund's total assets. (The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes). A Fund's ability to engage in short sales may be limited by tax considerations."

MANAGEMENT OF THE FUNDS. The section of the Prospectus entitled "Management of the Funds," appearing on page 18, is amended by replacing the first two paragraphs of that section with the following:

"The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Robertson, Stephens & Company Investment Management, L.P. ('RSIM, L.P.'), 555 California Street, San Francisco, CA 94104, is the investment advisor for each of the

Funds other than the Emerging Growth Fund. RSIM, L.P., a California partnership, was formed in 1993 and is a wholly owned indirect subsidiary of BankAmerica Corp. RSIM, L.P. and its affiliates in the Robertson Stephens group of companies have in excess of $4 billion under management in public and private investment funds. BankAmerica Corp. is a global financial services company with approximately $250 billion in assets and an equity capital base of approximately $20 billion.

"RS Investment Management, Inc. (formerly known as 'Robertson Stephens Investment Management, Inc.'), 555 California Street, San Francisco, CA 94104, is the investment advisor for the Emerging Growth Fund. RS Investment Management, Inc. ('RSIM, Inc.') commenced operations in March 1986 and is also a wholly owned indirect subsidiary of BankAmerica Corp."

THE FUNDS' DISTRIBUTOR.   Edgewood Services, Inc., Clearing Operations, P.O. Box
897, Pittsburgh, Pennsylvania 15230-0897, is the distributor for the Funds. Any references in the Prospectus to Robertson, Stephens & Company LLC as the Funds' distributor should be read instead to refer to Edgewood Services, Inc. Except as provided below, references to "RS&Co." in the section of the Prospectus entitled "The Funds' Distributor" should be read instead to refer to Edgewood Services, Inc. In addition, that section is amended by deleting the last sentence on page 21 of the Prospectus, and by adding the following paragraph immediately thereafter:

"BancAmerica Robertson Stephens, an affiliate of RSIM, L.P. and RSIM, Inc., provides certain services to Edgewood in respect of the promotion of the shares of the Funds. In return for these services, Edgewood pays to BancAmerica Robertson Stephens substantially all of the payments received by Edgewood under the Distribution Plans. In addition, BancAmerica Robertson Stephens receives the proceeds of any CDSC imposed on redemptions of shares. The telephone number of BancAmerica Robertson Stephens is 1-800-766-FUND."

The reference to RS&Co. in the first sentence on page 22 of the Prospectus should be read instead to refer to BancAmerica Robertson Stephens.

BancAmerica Robertson Stephens may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940, which require periodic review of such transactions.

SHAREHOLDER SERVICING PLAN.   BancAmerica Robertson Stephens is the shareholder
servicing agent for the Funds. Any references to RS&Co. in the section of the Prospectus entitled "Shareholder Servicing Plan" should be read instead to refer to BancAmerica Robertson Stephens.

PORTFOLIO MANAGERS. Mr. Rod Berry has been named a co-portfolio manager of the Information Age Fund, Mr. John Seabern has been named a co-portfolio manager of the

Diversified Growth Fund, and Mr. Rainerio Reyes has been named a co-portfolio manager of the MicroCap Growth Fund. Each has served on the management teams for those Funds since their inception.

JANUARY 2, 1998